Share Based Compensation - Summary of Assumptions Used to Determine Fair value of Share Options (Details) - 2017 Restricted Share Scheme and 2017 Option Plan - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Share Based Compensation [Line Items]
Risk free interest rate		2.08%
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility range		40.00%
Exercise multiples			$ 2.8
Contractual life	10 years	10 years	10 years
Bottom of range
Disclosure Of Share Based Compensation [Line Items]
Risk free interest rate	0.71%		2.97%
Expected volatility range	40.00%		50.00%
Exercise multiples	$ 2.2	$ 2.2
Top of range
Disclosure Of Share Based Compensation [Line Items]
Risk free interest rate	0.91%		3.21%
Expected volatility range	42.50%		60.00%
Exercise multiples	$ 2.8	$ 2.8